Deposits Paid for Acquisition of Investments - Additional Information (Detail) ¥ in Thousands, HKD in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2011 CNY (¥)	Jun. 01, 2011 CNY (¥)	Jun. 01, 2011 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 HKD	Apr. 30, 2014	Feb. 28, 2014	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Sep. 28, 2012 USD ($)	Sep. 28, 2012 HKD	May. 31, 2012	Jun. 01, 2011 HKD	Apr. 24, 2008 CNY (¥)	Apr. 15, 2008 CNY (¥)
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposited in earnest money				$ 20,513		¥ 127,278	HKD 154,800			¥ 127,278
Percentage of issued capital				45.00%
Million Cube [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Equity interest percentage				51.00%		51.00%	51.00%					40.00%	40.00%
Total consideration for acquisition												$ 25,600	HKD 200,000
Paragon [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Equity interest percentage				55.00%		55.00%	55.00%	11.00%	36.50%		18.00%			45.00%
Wealth Faith Wholly Owned Subsidiary [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Refundable deposits amount paid		¥ 127,278	HKD 154,800
Debt instrument, maturity date		Jul. 07, 2011	Jul. 07, 2011
Wealth Faith Wholly Owned Subsidiary [Member] | Settlement of Convertible Notes of Rosedale Plus Accrued Interest [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposit paid was funded by third party		¥ 59,778													HKD 73,800
Wealth Faith Wholly Owned Subsidiary [Member] | Refund of Acquisition of a Property Investment Company [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Deposit paid was funded by third party	¥ 67,500
Wealth Faith Wholly Owned Subsidiary [Member] | Always Rich Resources Inc. [Member]
Deposit Paid for Acquisition of Investments Disclosure [Line Items]
Equity interest percentage																	10.00%
Total consideration for acquisition																	¥ 150,000
Deposit paid																¥ 75,000
Deposit refunded	¥ 67,500
Administrative fee					¥ 7,500